Schedule of condensed interim consolidated statements of net loss and comprehensive loss (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 871,066	$ 2,209,079
Cost of sales	240,649	310,699
Gross profit (loss)	630,417	1,898,380
Selling expenses	117,319	149,517
Administrative expenses	1,800,649	1,297,220
Financial expenses	755,213	1,911,196
Research and development costs, net of $3,828 in tax credits for the three-month period ended March 31, 2026, ($26,209 for the three-month period ended March 31, 2025)	313,711	206,503
	2,986,892	3,564,436
Loss before other elements	(2,356,475)
Other elements:
Gain (Loss) on debt settlement	189,901	(23,474)
	189,901
Loss before income taxes	(2,166,574)	(1,689,530)
Income tax expense
Income Tax
Net loss for the period	(2,166,574)	(1,689,530)
Other comprehensive income (loss)
Foreign exchange difference on translation of foreign operations	(291,997)
Total comprehensive loss for the period	$ (2,458,571)	$ (1,797,270)
Net loss per share (Note 16)
Basic and diluted loss per share	$ (0.17)	$ (8.05)
Weighted average number of outstanding common shares	13,079,666	209,777
Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 871,066
Cost of sales	240,649
Gross profit (loss)	630,417
Selling expenses	117,319
Administrative expenses	1,800,649
Financial expenses	621,779
Research and development costs, net of $3,828 in tax credits for the three-month period ended March 31, 2026, ($26,209 for the three-month period ended March 31, 2025)	313,711
	2,853,458
Loss before other elements	(2,223,041)
Other elements:
Gain (Loss) on debt settlement	189,901
	189,901
Loss before income taxes	(2,033,140)
Income tax expense
Income Tax
Net loss for the period	(2,033,140)
Other comprehensive income (loss)
Foreign exchange difference on translation of foreign operations	(290,637)
Total comprehensive loss for the period	$ (2,323,777)
Net loss per share (Note 16)
Basic and diluted loss per share	$ (0.16)
Weighted average number of outstanding common shares	13,079,666
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of sales
Gross profit (loss)
Selling expenses
Administrative expenses
Financial expenses	133,434
Research and development costs, net of $3,828 in tax credits for the three-month period ended March 31, 2026, ($26,209 for the three-month period ended March 31, 2025)
	133,434
Loss before other elements	(133,434)
Other elements:
Gain (Loss) on debt settlement

Loss before income taxes	(133,434)
Income tax expense
Income Tax
Net loss for the period	(133,434)
Other comprehensive income (loss)
Foreign exchange difference on translation of foreign operations	(1,360)
Total comprehensive loss for the period	$ (134,794)
Net loss per share (Note 16)
Basic and diluted loss per share	$ (0.01)
Weighted average number of outstanding common shares	13,079,666